Share-based Compensation - RSUs (Details) - RSUs	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 ¥ / shares shares
Numbers of Shares
Beginning of the period (in shares)	517,500	517,500
Granted (in shares)	4,820,000	4,820,000
Vested (in shares)	(244,980)	(244,980)
Forfeited (in shares)	467,515	467,515
End of the period (in shares)	4,625,005	4,625,005
Weighted Average Grant Date Fair Value
Beginning of the period (per share) | (per share)	$ 1.39	¥ 9.67
Granted (per share) | (per share)	1.10	7.18
Vested (per share) | (per share)	1.32	8.61
Forfeited (per share) | (per share)	1.28	8.34
End of the period (per share) | (per share)	$ 1.11	¥ 7.20